Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended		13 Months Ended	14 Months Ended	15 Months Ended	16 Months Ended	17 Months Ended	18 Months Ended	19 Months Ended	20 Months Ended	21 Months Ended	22 Months Ended	23 Months Ended	24 Months Ended	25 Months Ended	26 Months Ended	27 Months Ended	28 Months Ended	29 Months Ended	30 Months Ended	31 Months Ended	32 Months Ended	33 Months Ended	34 Months Ended	35 Months Ended	36 Months Ended	37 Months Ended	38 Months Ended	39 Months Ended	40 Months Ended	41 Months Ended	42 Months Ended	43 Months Ended	44 Months Ended	45 Months Ended	46 Months Ended	47 Months Ended	48 Months Ended	49 Months Ended	50 Months Ended	51 Months Ended	52 Months Ended	53 Months Ended	54 Months Ended	55 Months Ended	56 Months Ended	57 Months Ended	58 Months Ended	59 Months Ended	60 Months Ended	61 Months Ended	62 Months Ended	63 Months Ended	64 Months Ended	65 Months Ended	66 Months Ended	67 Months Ended	68 Months Ended	69 Months Ended	70 Months Ended	71 Months Ended	72 Months Ended	73 Months Ended	74 Months Ended	75 Months Ended	76 Months Ended	77 Months Ended	78 Months Ended	79 Months Ended	80 Months Ended	81 Months Ended	82 Months Ended	83 Months Ended	84 Months Ended	85 Months Ended	86 Months Ended	87 Months Ended	88 Months Ended	89 Months Ended	90 Months Ended	91 Months Ended	92 Months Ended	93 Months Ended	94 Months Ended	95 Months Ended	96 Months Ended	97 Months Ended	98 Months Ended	99 Months Ended	100 Months Ended	101 Months Ended	102 Months Ended	103 Months Ended	104 Months Ended	105 Months Ended	106 Months Ended	107 Months Ended	108 Months Ended	109 Months Ended	110 Months Ended	111 Months Ended	112 Months Ended	113 Months Ended	114 Months Ended	115 Months Ended	116 Months Ended	117 Months Ended	118 Months Ended	119 Months Ended	120 Months Ended
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C000135675
Account Value [Line Items]
Line Graph and Table Measure Name													Class F
Accumulated Value	$ 10,000	$ 9,655	$ 9,655	$ 10,148	$ 10,246	$ 10,345	$ 10,345	$ 10,591	$ 10,640	$ 10,591	$ 10,394	$ 10,591		$ 10,739	$ 10,842	$ 11,049	$ 11,049	$ 11,101	$ 11,255	$ 11,255	$ 11,410	$ 11,410	$ 11,514	$ 11,655	$ 11,815	$ 11,921	$ 12,241	$ 11,975	$ 11,815	$ 11,815	$ 12,028	$ 12,081	$ 12,400	$ 12,666	$ 12,617	$ 12,081	$ 12,260	$ 11,605	$ 12,260	$ 12,498	$ 12,796	$ 13,153	$ 12,915	$ 13,450	$ 13,688	$ 13,748	$ 13,748	$ 13,858	$ 14,109	$ 14,423	$ 14,548	$ 13,921	$ 12,541	$ 13,670	$ 14,109	$ 14,423	$ 15,112	$ 15,740	$ 15,363	$ 15,106	$ 16,091	$ 16,551	$ 16,420	$ 16,748	$ 16,880	$ 17,602	$ 17,668	$ 17,930	$ 18,259	$ 18,522	$ 17,930	$ 18,645	$ 18,508	$ 18,988	$ 17,960	$ 17,754	$ 18,028	$ 16,863	$ 16,794	$ 16,040	$ 16,863	$ 16,383	$ 15,355	$ 15,817	$ 16,596	$ 16,051	$ 16,674	$ 16,285	$ 16,830	$ 16,986	$ 16,908	$ 17,531	$ 17,843	$ 17,765	$ 17,064	$ 16,778	$ 17,970	$ 18,686	$ 19,004	$ 19,640	$ 20,038	$ 19,322	$ 20,276	$ 20,992	$ 21,230	$ 21,708	$ 22,026	$ 21,809	$ 22,632	$ 22,220	$ 22,714	$ 22,550	$ 21,644	$ 21,644	$ 22,467	$ 23,208	$ 23,537	$ 23,784	$ 24,278	$ 24,638	$ 24,992	$ 24,815
C000023784
Account Value [Line Items]
Line Graph and Table Measure Name													Class I
Accumulated Value	10,000	9,650	9,650	10,150	10,250	10,350	10,350	10,600	10,650	10,600	10,400	10,600		10,742	10,846	11,108	11,108	11,161	11,318	11,318	11,475	11,475	11,580	11,724	11,940	12,048	12,318	12,048	11,940	11,940	12,102	12,210	12,534	12,750	12,754	12,210	12,391	11,726	12,391	12,633	12,996	13,298	13,056	13,600	13,842	13,963	13,903	14,015	14,333	14,588	14,779	14,079	12,741	13,824	14,333	14,652	15,353	15,990	15,608	15,346	16,347	16,814	16,681	17,014	17,148	17,882	17,949	18,282	18,549	18,883	18,282	19,008	18,799	19,356	18,312	18,103	18,381	17,198	17,128	16,362	17,198	16,710	15,666	16,135	16,926	16,373	17,084	16,610	17,164	17,322	17,243	17,875	18,192	18,192	17,401	17,109	18,400	19,126	19,449	20,095	20,498	19,853	20,740	21,467	21,709	22,274	22,597	22,377	23,212	22,878	23,295	23,128	22,210	22,210	23,045	23,880	24,214	24,464	24,965	25,414	25,682	25,503
C000023790
Account Value [Line Items]
Line Graph and Table Measure Name													Calvert VP SRI Mid Cap Portfolio
Accumulated Value	10,000	9,533	9,578	10,284	9,936	10,045	9,961	10,219	10,251	10,123	9,958	10,529		10,724	10,805	11,081	11,021	11,103	11,241	11,267	11,371	11,215	11,501	11,606	11,861	11,973	12,378	11,910	12,003	12,108	12,472	12,595	12,921	13,270	13,255	12,234	12,663	11,443	12,434	13,046	13,163	13,696	13,071	13,875	14,304	14,112	14,162	14,177	14,721	15,032	15,105	13,821	11,513	12,783	13,405	13,565	14,337	14,918	14,685	14,726	16,141	16,873	16,566	17,358	17,714	18,447	18,516	18,630	18,798	19,243	18,298	19,057	18,451	19,409	17,694	17,741	18,098	16,726	16,498	15,141	16,550	15,664	14,281	15,319	16,235	15,627	16,851	16,434	16,475	16,509	15,982	16,892	17,315	16,782	15,770	15,090	16,590	17,446	17,254	18,008	18,645	17,631	18,110	17,994	18,775	19,336	19,514	19,063	20,476	19,230	19,804	19,541	18,994	18,586	19,278	19,410	19,638	20,282	19,770	19,385	19,650	19,510
EATON VANCE Index: Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	9,462	9,459	10,117	10,172	10,351	10,374	10,769	10,784	10,792	10,582	10,999		11,205	11,431	11,873	11,881	12,006	12,160	12,244	12,487	12,526	12,793	13,086	13,485	13,636	14,384	13,856	13,541	13,587	13,934	14,024	14,508	15,008	15,065	13,999	14,284	12,983	14,071	14,548	14,801	15,399	14,417	15,430	15,669	15,382	15,649	15,980	16,584	17,063	17,082	15,686	13,613	15,412	16,225	16,584	17,555	18,843	18,155	17,717	19,803	20,640	20,470	21,064	21,861	23,037	23,147	23,727	24,220	24,921	23,776	25,426	25,085	26,101	24,629	23,953	24,762	22,554	22,520	20,634	22,556	21,690	19,683	21,261	22,412	21,108	22,524	21,988	22,683	22,964	23,071	24,629	25,476	25,031	23,854	23,278	25,452	26,708	27,081	28,543	29,458	28,205	29,533	30,510	30,954	31,688	32,366	32,139	34,209	33,255	34,313	33,713	31,762	31,573	33,589	35,290	36,074	36,833	38,110	38,932	39,027	39,030
EATON VANCE Index: Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	9,462	9,459	10,117	10,172	10,351	10,374	10,769	10,784	10,792	10,582	10,999		11,205	11,431	11,873	11,881	12,006	12,160	12,244	12,487	12,526	12,793	13,086	13,485	13,636	14,384	13,856	13,541	13,587	13,934	14,024	14,508	15,008	15,065	13,999	14,284	12,983	14,071	14,548	14,801	15,399	14,417	15,430	15,669	15,382	15,649	15,980	16,584	17,063	17,082	15,686	13,613	15,412	16,225	16,584	17,555	18,843	18,155	17,717	19,803	20,640	20,470	21,064	21,861	23,037	23,147	23,727	24,220	24,921	23,776	25,426	25,085	26,101	24,629	23,953	24,762	22,554	22,520	20,634	22,556	21,690	19,683	21,261	22,412	21,108	22,524	21,988	22,683	22,964	23,071	24,629	25,476	25,031	23,854	23,278	25,452	26,708	27,081	28,543	29,458	28,205	29,533	30,510	30,954	31,688	32,366	32,139	34,209	33,255	34,313	33,713	31,762	31,573	33,589	35,290	36,074	36,833	38,110	38,932	39,027	39,030
EATON VANCE Index: S&P 500
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	9,504	9,491	10,135	10,174	10,357	10,384	10,766	10,782	10,784	10,587	10,979		11,196	11,408	11,861	11,875	11,997	12,166	12,242	12,494	12,532	12,790	13,089	13,490	13,640	14,421	13,890	13,537	13,589	13,916	14,002	14,523	14,996	15,081	14,050	14,337	13,042	14,087	14,540	14,822	15,422	14,442	15,460	15,682	15,434	15,723	16,063	16,646	17,149	17,142	15,731	13,788	15,555	16,296	16,620	17,558	18,820	18,105	17,623	19,552	20,304	20,099	20,653	21,558	22,708	22,867	23,401	23,956	24,685	23,537	25,186	25,011	26,132	24,780	24,038	24,931	22,757	22,798	20,916	22,845	21,913	19,895	21,506	22,708	21,399	22,744	22,189	23,004	23,363	23,464	25,015	25,818	25,407	24,196	23,687	25,850	27,025	27,479	28,946	29,878	28,657	30,078	31,157	31,537	32,302	32,992	32,692	34,611	33,786	34,727	34,274	32,343	32,124	34,146	35,882	36,687	37,431	38,797	39,706	39,803	39,827
EATON VANCE Index: 60% Russell 1000/ 40% BBG US Agg
Account Value [Line Items]
Line Graph and Table Measure Name													Balanced Blended Benchmark
Accumulated Value	10,000	9,732	9,758	10,201	10,250	10,359	10,448	10,713	10,716	10,719	10,561	10,711		10,837	10,977	11,261	11,263	11,369	11,491	11,535	11,692	11,756	11,883	12,050	12,264	12,369	12,719	12,391	12,254	12,242	12,465	12,507	12,767	13,064	13,060	12,464	12,646	12,048	12,705	12,960	13,195	13,516	13,095	13,713	13,853	13,844	13,958	14,153	14,471	14,717	14,840	14,219	13,059	14,187	14,662	14,894	15,506	16,139	15,781	15,525	16,683	17,115	16,981	17,179	17,483	18,103	18,178	18,502	18,816	19,128	18,535	19,304	19,172	19,618	18,785	18,392	18,560	17,286	17,315	16,336	17,409	16,811	15,587	16,256	17,023	16,398	17,260	16,835	17,325	17,496	17,469	18,152	18,521	18,280	17,578	17,213	18,489	19,320	19,460	19,981	20,439	19,710	20,401	20,883	21,261	21,685	22,080	21,768	22,701	22,173	22,643	22,605	21,823	21,780	22,551	23,375	23,662	24,074	24,680	25,062	25,160	25,147
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000	10,138	10,210	10,303	10,343	10,345	10,531	10,598	10,586	10,580	10,499	10,250		10,265	10,285	10,354	10,349	10,428	10,509	10,498	10,543	10,638	10,587	10,593	10,580	10,628	10,506	10,406	10,473	10,395	10,469	10,456	10,459	10,526	10,458	10,376	10,438	10,630	10,742	10,736	10,942	10,945	11,139	11,279	11,304	11,597	11,535	11,570	11,564	11,556	11,778	11,990	11,920	12,132	12,188	12,265	12,448	12,348	12,341	12,286	12,406	12,424	12,334	12,156	12,005	12,099	12,139	12,224	12,361	12,337	12,231	12,227	12,263	12,232	11,968	11,835	11,506	11,069	11,141	10,966	11,234	10,917	10,445	10,310	10,689	10,641	10,968	10,684	10,956	11,022	10,902	10,863	10,856	10,786	10,512	10,346	10,815	11,229	11,198	11,040	11,142	10,860	11,044	11,149	11,409	11,573	11,728	11,437	11,558	11,369	11,430	11,681	11,685	11,731	11,647	11,826	11,795	11,936	12,067	12,142	12,217	12,199
EATON VANCE Index: 60% Russell 1000/ 40% BBG US Agg
Account Value [Line Items]
Line Graph and Table Measure Name													Balanced Blended Benchmark
Accumulated Value	10,000	9,732	9,758	10,201	10,250	10,359	10,448	10,713	10,716	10,719	10,561	10,711		10,837	10,977	11,261	11,263	11,369	11,491	11,535	11,692	11,756	11,883	12,050	12,264	12,369	12,719	12,391	12,254	12,242	12,465	12,507	12,767	13,064	13,060	12,464	12,646	12,048	12,705	12,960	13,195	13,516	13,095	13,713	13,853	13,844	13,958	14,153	14,471	14,717	14,840	14,219	13,059	14,187	14,662	14,894	15,506	16,139	15,781	15,525	16,683	17,115	16,981	17,179	17,483	18,103	18,178	18,502	18,816	19,128	18,535	19,304	19,172	19,618	18,785	18,392	18,560	17,286	17,315	16,336	17,409	16,811	15,587	16,256	17,023	16,398	17,260	16,835	17,325	17,496	17,469	18,152	18,521	18,280	17,578	17,213	18,489	19,320	19,460	19,981	20,439	19,710	20,401	20,883	21,261	21,685	22,080	21,768	22,701	22,173	22,643	22,605	21,823	21,780	22,551	23,375	23,662	24,074	24,680	25,062	25,160	25,147
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000	10,138	10,210	10,303	10,343	10,345	10,531	10,598	10,586	10,580	10,499	10,250		10,265	10,285	10,354	10,349	10,428	10,509	10,498	10,543	10,638	10,587	10,593	10,580	10,628	10,506	10,406	10,473	10,395	10,469	10,456	10,459	10,526	10,458	10,376	10,438	10,630	10,742	10,736	10,942	10,945	11,139	11,279	11,304	11,597	11,535	11,570	11,564	11,556	11,778	11,990	11,920	12,132	12,188	12,265	12,448	12,348	12,341	12,286	12,406	12,424	12,334	12,156	12,005	12,099	12,139	12,224	12,361	12,337	12,231	12,227	12,263	12,232	11,968	11,835	11,506	11,069	11,141	10,966	11,234	10,917	10,445	10,310	10,689	10,641	10,968	10,684	10,956	11,022	10,902	10,863	10,856	10,786	10,512	10,346	10,815	11,229	11,198	11,040	11,142	10,860	11,044	11,149	11,409	11,573	11,728	11,437	11,558	11,369	11,430	11,681	11,685	11,731	11,647	11,826	11,795	11,936	12,067	12,142	12,217	12,199
EATON VANCE Index: Russell Midcap
Account Value [Line Items]
Line Graph and Table Measure Name													Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	$ 10,000	$ 9,345	$ 9,450	$ 10,224	$ 10,333	$ 10,502	$ 10,550	$ 11,031	$ 11,004	$ 11,026	$ 10,676	$ 11,252		$ 11,380	$ 11,654	$ 11,984	$ 11,966	$ 12,058	$ 12,168	$ 12,289	$ 12,470	$ 12,373	$ 12,716	$ 12,928	$ 13,363	$ 13,487	$ 13,995	$ 13,417	$ 13,425	$ 13,405	$ 13,709	$ 13,804	$ 14,147	$ 14,587	$ 14,493	$ 13,289	$ 13,616	$ 12,265	$ 13,589	$ 14,172	$ 14,294	$ 14,838	$ 13,927	$ 14,884	$ 15,096	$ 14,666	$ 14,955	$ 15,112	$ 15,652	$ 16,012	$ 15,883	$ 14,504	$ 11,677	$ 13,354	$ 14,293	$ 14,550	$ 15,405	$ 15,946	$ 15,636	$ 15,736	$ 17,911	$ 18,750	$ 18,700	$ 19,742	$ 20,276	$ 21,309	$ 21,480	$ 21,796	$ 21,964	$ 22,522	$ 21,594	$ 22,879	$ 22,082	$ 22,984	$ 21,291	$ 21,138	$ 21,679	$ 20,009	$ 20,025	$ 18,026	$ 19,806	$ 19,184	$ 17,406	$ 18,951	$ 20,090	$ 19,004	$ 20,583	$ 20,083	$ 19,775	$ 19,671	$ 19,121	$ 20,717	$ 21,538	$ 20,791	$ 19,747	$ 18,760	$ 20,680	$ 22,278	$ 21,961	$ 23,188	$ 24,194	$ 22,887	$ 23,540	$ 23,384	$ 24,486	$ 24,982	$ 25,538	$ 25,401	$ 27,642	$ 25,697	$ 26,790	$ 26,028	$ 24,822	$ 24,566	$ 25,970	$ 26,940	$ 27,439	$ 28,125	$ 28,375	$ 28,140	$ 28,498	$ 28,420